Stock Based Compensation - Summary of Company Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Available for Grant
Shares Available for Grant, Beginning balance	295,101	1,848,367	1,848,367	306,097
Shares Available for Grant, Additional shares authorized				2,359,662
Shares Available for Grant, Granted	(104,808)	(1,461,759)	(1,642,799)	(1,190,349)
Shares Available for Grant, Cancelled	83,210		89,533	372,957
Shares Available for Grant, Ending balance	273,503		295,101	1,848,367	306,097
Number of Stock Options Outstanding
Number of Stock Options Outstanding, Beginning balance	4,248,519	2,723,573	2,723,573	1,907,644
Number of Stock Options Outstanding, Granted	104,808	1,461,759	1,642,799	1,190,349
Number of Stock Options Outstanding, Exercised	(13,814)		(28,320)	(1,463)
Number of Stock Options Outstanding, Cancelled	(83,210)		(89,533)	(372,957)
Number of Stock Options Outstanding, Ending balance	4,256,303		4,248,519	2,723,573	1,907,644
Number of Stock Options Outstanding, Vested and exercisable	2,695,883			1,360,757
Number of Stock Options Outstanding, Vested and expected to vest	3,914,636			2,333,655
Weighted- Average Exercise Price
Weighted- Average Exercise Price, Beginning balance	$ 0.76	$ 0.71	$ 0.71	$ 0.71
Weighted- Average Exercise Price, Granted	2.72		0.84	0.70
Weighted- Average Exercise Price, Exercised	0.74		0.73	0.68
Weighted- Average Exercise Price, Cancelled	1.12		0.74	0.69
Weighted- Average Exercise Price, Ending balance	0.80		0.76	0.71	$ 0.71
Weighted- Average Exercise Price, Vested and exercisable	0.72		0.72	0.71
Weighted- Average Exercise Price, Vested and expected to vest	$ 0.78		$ 0.78	$ 0.71
Weighted- Average Remaining Contractual Life (Years)
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 2 months 12 days		7 years 8 months 12 days	7 years 8 months 12 days	6 years 3 months 18 days
Weighted- Average Remaining Contractual Life (Years), Vested and exercisable	6 years 6 months		6 years 9 months 18 days	6 years 4 months 24 days
Weighted- Average Remaining Contractual Life (Years), Vested and expected to vest	7 years 2 months 12 days		6 years 4 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 8,343	$ 138	$ 138	$ 28
Aggregate Intrinsic Value, Ending balance	17,888		8,343	138	$ 28
Aggregate Intrinsic Value, Vested and exercisable	11,540		4,764	67
Aggregate Intrinsic Value, Vested and expected to vest	$ 16,516		$ 7,452	$ 118